Capital Stock	12 Months Ended
Jan. 31, 2021
Text block [abstract]
Capital Stock
18.	CAPITAL STOCK
The authorized capital stock of the Company is comprised of an unlimited number of multiple voting shares carrying six votes per share with no par value, an unlimited number of subordinate voting shares carrying one vote per share with no par value, and an unlimited number of non-voting
preferred shares issuable in series with no par value.

The changes in capital stock issued and outstanding were as follows:

	Number of shares	Carrying Amount
Subordinate voting shares
Balance as at February 1, 2019	43,040,023	$213.4
Issued upon exercise of stock options	459,287	17.2
Issued in exchange of multiple voting shares	8,209,713	0.7
Repurchased under the SIB	(6,342,494)	(30.4)
Repurchased under the NCIB	(2,955,555)	(14.0)
Balance as at January 31, 2020	42,410,974	186.9
Issued upon exercise of stock options	718,232	31.3
Issued in exchange of multiple voting shares	2,000,000	0.1
Repurchased under the NCIB	(2,476,300)	(11.5)
Balance as at January 31, 2021	42,652,906	$206.8

Multiple voting shares
Balance as at February 1, 2019	54,101,384	$4.4
Exchanged for subordinate voting shares	(8,209,713)	(0.7)
Balance as at January 31, 2020	45,891,671	$3.7
Exchanged for subordinate voting shares	(2,000,000)	(0.1)
Balance as at January 31, 2021	43,891,671	$3.6

Total outstanding as at January 31, 2021	86,544,577	$210.4

a)	Normal course issuer bid program (“NCIB”)
On November 27, 2020, the Company announced the renewal of its NCIB to repurchase for cancellation up to 4,278,028 of its outstanding subordinate voting shares over a twelve-month period commencing on December 1, 2020 and ending no later than November 30, 2021 (the “Current NCIB”). During the year ended January 31, 2021, the Company repurchased for cancellation 1,471,000 subordinate voting shares for a total consideration of $122.5 million under the Current NCIB. In addition, during the same period, the Company repurchased for cancellation 1,005,300 subordinate voting shares for a total consideration of $55.6 million under a previous NCIB.
As at January 31, 2021, a $200.0 million ($70.3 million as at January 31, 2020) financial liability, with a corresponding amount in equity, was recorded in the consolidated statements of financial position in relation with the NCIB. This liability represented the value of subordinate voting shares expected to be repurchased by a designated broker under an automatic share purchase plan from February 1 st
to March 26, 2021. This automatic share purchase plan allows for the purchase of subordinate voting shares under pre-set
conditions at times when the Company would ordinarily not be permitted due to regulatory restrictions or self-imposed blackout periods. These subordinate voting shares are included in the outstanding subordinate voting shares as at January 31, 2021. During the year ended January 31, 2021, the Company recognized a gain of $12.2 million in financing income related to an automatic share purchase plan. The gain represents the difference between the share price used to establish the financial liability at the end of each quarter and the amount actually paid to repurchase shares during the regulatory restrictions or self-imposed blackout periods.
For the year ended January 31, 2021, of the total consideration of $178.1 million, $11.5 million represents the carrying amount of the shares repurchased, $178.8 million represents the amount charged to retained losses and $12.2 million represents the gain recognized in net income.

On March 22, 2019, the Company announced the renewal of its NCIB to repurchase for cancellation up to 4,170,403 of its outstanding subordinate voting shares. During the year ended January 31, 2020, the Company repurchased a total of 2,955,555 subordinate voting shares for a total consideration of $151.5 million.
For the year ended January 31, 2020, of the total consideration of $151.5 million, $14.0 million represents the carrying amount of the shares repurchased and $137.5 million represents the amount charged to retained losses.

b)	Secondary offering
On October 21, 2020, Bain Capital completed a secondary offering of 2,000,000 subordinate voting shares of the Company through an underwriter. Prior to such transaction, Bain Capital converted 2,000,000 multiple voting shares into an equivalent number of subordinat
e
 voting shares. The Company did not receive any of the proceeds of the secondary offering. In accordance with the terms of the registration rights agreement entered into in connection with the initial public offering of the Company’s subordinate voting shares, the Company incurred approximately $0.6 million of fees and expenses related to this secondary offering.
On December 16, 2019, Beaudier Group, Bain Capital and one director of the Company completed a secondary offering of 5,000,000 subordinate voting shares of the Company through a syndicate of underwriters. Prior to such transaction, Beaudier Group and Bain Capital converted respectively 2,816,844 and 2,153,156 multiple voting shares into an equivalent number of subordinate voting shares. The Company did not receive any of the proceeds of the secondary offering. In accordance with the terms of the registration rights agreement entered into in connection with the initial public offering of the Company’s subordinate voting shares, the Company incurred approximately $0.9 million of fees and expenses related to this secondary offering.

c)	Substantial issuer bid offer (“SIB”)
On July 23, 2019, the Company repurchased 6,342,494 subordinate voting shares following the completion of its SIB for a total consideration of $300.0 million, of which $29.4 million represents the carrying amount of the shares repurchased and $270.6 million represents the amount charged to retained losses. Prior to the completion of the SIB, Beaudier Group and Bain Capital converted respectively 1,836,170 and 1,403,543 of multiple voting shares into an equivalent number of subordinate voting shares. These converted shares were repurchased in the SIB. The Company incurred $1.0 million of fees and expenses related to the SIB, which were recorded in capital stock.

d)	Dividend
During the year ended January 31, 2021, the Company declared one
quarterly dividend of $0.11 per share for holders of its multiple voting shares and subordinate voting shares. The dividend was paid on January 14, 2021 for a total consideration of $9.6 million to shareholders.
During the year ended January 31, 2020, the Company declared four quarterly dividends of $0.10 per share for holders of its multiple voting shares and subordinate voting shares. The dividends were paid on April 12, 2019, July 12, 2019, October 11, 2019 and January 10, 2020 for a total consideration of $37.2 million to shareholders.